MERRILL LYNCH LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity Separate Account A
Supplement Dated November 6, 2009
to the
Prospectus For
Merrill Lynch Investor Choice Annuity®
(Investor Series)
Dated May 1, 2009
Merrill Lynch Life Variable Annuity Separate Account D
Supplement Dated November 6, 2009
to the
Prospectus For
Merrill Lynch Investor Choice Annuity®
(IRA Series)
Dated May 1, 2009
This supplement describes certain changes to the variable annuity contracts listed above (the “Contracts”) issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.
The following changes will be effective the date of this supplement:
•	If you are currently enrolled in the Automatic Investment Feature, your premiums will no longer be automatically deducted from the MLPF&S account.
•	You are not permitted to send full or partial withdrawals directly to your personal MLPF&S brokerage account.
* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Contracts issued by Merrill Lynch Life Insurance Company), or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.